Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $31,170,990.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 31,170,990
Final Prospectus	true